LICENSE AGREEMENTS (Detail Textuals) - USD ($)	1 Months Ended				12 Months Ended
	May 31, 2022	Apr. 25, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments	$ 3,500,000	$ 3,500,000
Refundable upfront payment					$ 0	$ 4,000,000
Refunded upfront payment to Galderma			$ 4,000,000
Royalties revenues					$ 306
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product				$ 7,500,000
Sales milestone payments				$ 9,000,000
License Agreements With Galderma [Member] | Twyneo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment							$ 7,500,000
License Agreements With Galderma [Member] | Epsolay [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment							$ 4,000,000